Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statement of Comprehensive Income [Line Items]
Net income (loss) recognized in the income statement	€ (3,150)	€ 401	€ (2,949)	€ 521
Other Comprehensive Income: Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	(314)	(45)	(568)	(208)
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	(15)	146	(11)	195
Total of income tax related to items that will not be reclassified to profit or loss	100	(22)	181	26
Items that are or may be reclassified to profit or loss: Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	214	(52)	440	(205)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(24)	(125)	(70)	(279)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	8	5	10	(2)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	1	0	(1)	0
Assets classified as held for sale [Abstract]
Unrealized net gains (losses) arising during the period, before tax	0	2	0	2
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(2)	0	(2)
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(483)	785	(92)	375
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	0	(1)	0	(1)
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	(21)	(7)	(25)	(8)
Total of income tax related to items that are or may be reclassified to profit or loss	20	110	15	173
Other comprehensive income (loss), net of tax	(514)	794	(121)	64
Total comprehensive income (loss), net of tax	(3,664)	1,196	(3,070)	586
Attributable to [Abstract]
Noncontrolling interests	13	79	59	71
Deutsche Bank shareholders and additional equity components	€ (3,677)	€ 1,117	€ (3,128)	€ 515